Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net income (loss)	$ (152,326)	$ (174,998)
Denominator:
Basic and diluted weighted-average shares outstanding	32,975,000	9,322,714
Basic and diluted net income (loss) per share	$ 0	$ (0.02)
Class B [Member]
Numerator:
Allocation of net income (loss)	$ (38,082)	$ (140,513)
Denominator:
Basic and diluted weighted-average shares outstanding	8,243,750	7,485,546
Basic and diluted net income (loss) per share	$ 0	$ (0.02)